Schedule of Investments
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.09%
Belgium–3.05%
Anheuser-Busch InBev S.A./N.V., ADR(a)	34,699	$2,084,022
Canada–1.44%
Constellation Software, Inc.	577	986,321
China–2.33%
Alibaba Group Holding Ltd., ADR(b)	3,017	328,250
Kweichow Moutai Co. Ltd., A Shares	4,700	1,267,894
		1,596,144
Finland–2.04%
Kone OYJ, Class B	26,701	1,398,477
France–2.84%
LVMH Moet Hennessy Louis Vuitton SE	2,726	1,941,101
Germany–7.40%
KION Group AG	36,938	2,456,425
SAP SE	23,361	2,606,698
		5,063,123
Hong Kong–3.15%
AIA Group Ltd.	206,000	2,156,703
Japan–0.96%
FANUC Corp.	1,900	334,131
Nabtesco Corp.	12,200	323,171
		657,302
Netherlands–2.25%
Topicus.com, Inc.(b)	20,640	1,539,559
Switzerland–6.15%
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(b)	40,270	31,813
Roche Holding AG	5,410	2,139,522
Temenos AG	21,234	2,034,570
		4,205,905
United Kingdom–10.08%
British American Tobacco PLC	71,624	2,995,773
Dechra Pharmaceuticals PLC	2,657	140,683
Imperial Brands PLC	41,347	870,604
London Stock Exchange Group PLC	27,629	2,886,559
		6,893,619
Shares		Value
United States–52.40%
Accenture PLC, Class A	6,227	$2,099,931
Alphabet, Inc., Class A(b)	1,115	3,101,205
Analog Devices, Inc.	14,011	2,314,337
Aon PLC, Class A	7,218	2,350,397
Aptiv PLC(b)	13,764	1,647,689
AutoZone, Inc.(b)	1,169	2,390,114
Becton, Dickinson and Co.	7,922	2,107,252
Charter Communications, Inc., Class A(b)	4,343	2,369,193
Equinix, Inc.	3,213	2,382,825
Honeywell International, Inc.	10,810	2,103,410
Microsoft Corp.	10,629	3,277,027
Sabre Corp.(b)	236,265	2,700,509
Visa, Inc., Class A(a)	16,124	3,575,820
Walt Disney Co. (The)(b)	12,126	1,663,202
Zoetis, Inc.	9,361	1,765,391
		35,848,302
Total Common Stocks & Other Equity Interests (Cost $56,516,624)		64,370,578
Money Market Funds–5.68%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(c)(d)	1,362,994	1,362,994
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(c)(d)	967,963	967,673
Invesco Treasury Portfolio, Institutional Class, 0.16%(c)(d)	1,557,707	1,557,707
Total Money Market Funds (Cost $3,888,749)		3,888,374
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.77% (Cost $60,405,373)		68,258,952
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.39%
Invesco Private Government Fund, 0.31%(c)(d)(e)	1,722,747	1,722,747
Invesco Private Prime Fund, 0.34%(c)(d)(e)	4,020,144	4,019,742
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,742,120)		5,742,489
TOTAL INVESTMENTS IN SECURITIES—108.16% (Cost $66,147,493)		74,001,441
OTHER ASSETS LESS LIABILITIES–(8.16)%		(5,583,973)
NET ASSETS–100.00%		$68,417,468

Investment Abbreviations:
ADR	– American Depositary Receipt
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at March 31, 2022.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,638,209	$760,259	$(1,035,474)	$-	$-	$1,362,994	$69
Invesco Liquid Assets Portfolio, Institutional Class	1,164,786	543,042	(739,625)	(322)	(208)	967,673	114
Invesco Treasury Portfolio, Institutional Class	1,872,239	868,867	(1,183,399)	-	-	1,557,707	124
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,204,237	6,819,815	(6,301,305)	-	-	1,722,747	495*
Invesco Private Prime Fund	2,809,885	15,620,183	(14,409,862)	498	(962)	4,019,742	1,377*
Total	$8,689,356	$24,612,166	$(23,669,665)	$176	$(1,170)	$9,630,863	$2,179

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$2,084,022	$—	$—	$2,084,022
Canada	986,321	—	—	986,321
China	328,250	1,267,894	—	1,596,144
Finland	—	1,398,477	—	1,398,477
France	—	1,941,101	—	1,941,101
Germany	—	5,063,123	—	5,063,123
Hong Kong	—	2,156,703	—	2,156,703
Japan	—	657,302	—	657,302
Netherlands	1,539,559	—	—	1,539,559
Switzerland	31,813	4,174,092	—	4,205,905
United Kingdom	—	6,893,619	—	6,893,619
United States	35,848,302	—	—	35,848,302
Money Market Funds	3,888,374	5,742,489	—	9,630,863
Total Investments	$44,706,641	$29,294,800	$—	$74,001,441
Invesco V.I. Global Core Equity Fund